Tax (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Tax charge

	2021	2020	2019
	£m	£m	£m
Current tax charge/(credit)
Current year	1,467	1,255	1,037
Adjustments in respect of prior years	317	31	(45)
	1,784	1,286	992
Deferred tax (credit)/charge
Current year	(352)	(830)	86
Adjustments in respect of prior years	(244)	148	(75)
	(596)	(682)	11
Tax charge	1,188	604	1,003

Reconciliation between the actual tax charge and the corporate tax rate
The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard UK corporation tax rate to the Group’s profit before tax.

	2021	2021	2020	2020	2019	2019
	£m	%	£m	%	£m	%
Profit before tax	8,414		3,065		4,357
Tax charge based on the standard UK corporation tax rate of 19% (2020: 19%; 2019: 19% )	1,599	19.0%	582	19.0%	828	19.0%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 22.4% (2020: 25.1%; 2019: 24.2% ))	285	3.4%	188	6.1%	227	5.2%

Recurring items:
Non-creditable taxes including withholding taxes	134	1.6%	109	3.5%	150	3.4%
Banking surcharge and other items	83	1.0%	6	0.2%	57	1.3%
Non-deductible expenses	80	1.0%	48	1.6%	45	1.0%
Adjustments in respect of prior years	73	0.9%	179	5.8%	(120)	(2.7%)
Impact of UK bank levy being non-deductible	32	0.4%	57	1.9%	43	1.0%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	25	0.3%	25	0.8%	15	0.3%
Tax adjustments in respect of share-based payments	(5)	(0.1%)	26	0.8%	(6)	(0.1%)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(140)	(1.7%)	(123)	(4.0%)	(82)	(1.9%)
Tax relief on payments made under AT1 instruments	(149)	(1.8%)	(165)	(5.4%)	(157)	(3.6%)
Non-taxable gains and income	(367)	(4.4%)	(208)	(6.8%)	(260)	(6.0%)

Non-recurring items:
Remeasurement of UK deferred tax assets due to tax rate changes	(462)	(5.5%)	(118)	(3.8%)	—	—
Non-deductible provisions for UK customer redress	—	—	(7)	(0.2%)	263	6.1%
Non-deductible provisions for investigations and litigation	—	—	5	0.2%	—	—
Total tax charge	1,188	14.1%	604	19.7%	1,003	23.0%

Deferred tax assets and liabilities
The deferred tax amounts on the balance sheet were as follows:

	2021	2020
	£m	£m
UK Tax Group	2,183	886
US Intermediate Holding Company Tax Group ('IHC Tax Group')	1,004	1,001
US Branch Tax Group	1,002	1,048
Other (outside the UK and US tax groups)	430	509
Deferred tax asset	4,619	3,444
Deferred tax liability	(37)	(15)
Net deferred tax	4,582	3,429

Movements on deferred tax assets and liabilities during the year before offsetting
The deferred tax amounts on the balance sheet were as follows:

	2021	2020
	£m	£m
UK Tax Group	2,183	886
US Intermediate Holding Company Tax Group ('IHC Tax Group')	1,004	1,001
US Branch Tax Group	1,002	1,048
Other (outside the UK and US tax groups)	430	509
Deferred tax asset	4,619	3,444
Deferred tax liability	(37)	(15)
Net deferred tax	4,582	3,429
US deferred tax assets in the IHC and US Branch Tax Groups
The deferred tax asset in the IHC Tax Group of £1,004m (2020: £1,001m) includes £1m (2020: £nil) relating to tax losses, with the balance relating to temporary differences. The deferred tax asset in Barclays Bank PLC’s US Branch Tax Group of £1,002m (2020: £1,048m) relates entirely to temporary differences.
In relation to the IHC Tax Group, these temporary differences include £301m (2020: £330m) arising from New York State and City prior net operating loss conversion which can be carried forward and will expire in 2034. Business profit forecasts indicate these amounts will be fully recovered before expiry.
UK Tax Group deferred tax asset
The deferred tax asset in the UK Tax Group of £2,183m (2020: £886m) includes £1,098m (2020: £565m) relating to tax losses, with the balance relating to temporary differences. There is no time limit on utilisation of UK tax losses and business profit forecasts indicate that these losses will be fully recovered.
Other deferred tax assets (outside the UK and US tax groups)
The deferred tax asset of £430m (2020: £509m) in other entities within the Group includes £121m (2020: £170m) relating to tax losses. These deferred tax assets relate to a number of different territories and their recognition is based on profit forecasts or local country law which indicate that it is probable that those deferred tax assets will be fully recovered.
Of the deferred tax asset of £430m (2020: £509m), an amount of £9m (2020: £8m) relates to entities which have suffered a loss in either the current or prior year and for which the utilisation of the deferred tax is dependent on future taxable profits. This has been taken into account in reaching the above conclusion that these deferred tax assets will be fully recovered in the future.
The table below shows movements on deferred tax assets and liabilities during the year. The amounts are different from those disclosed on the balance sheet and in the preceding table as they are presented before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.

	Fixed asset timing differences	Fair value through other comprehensive income	Cash flow hedges	Retirement benefit obligations	Loan impairment allowance	Other provisions	Share-based payments and deferred compensation	Other temporary differences	Tax losses carried forward	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets	1,465	—	—	43	666	143	363	1,564	735	4,979
Liabilities	(41)	(38)	(566)	(826)	—	—	—	(79)	—	(1,550)
As at 1 January 2021	1,424	(38)	(566)	(783)	666	143	363	1,485	735	3,429
Income statement	184	(6)	—	5	39	7	12	(130)	485	596
Other comprehensive income and reserves	—	198	1,088	(855)	—	—	36	97	—	564
Other movements	(3)	1	(1)	(1)	(12)	—	3	6	—	(7)
	1,605	155	521	(1,634)	693	150	414	1,458	1,220	4,582
Assets	1,647	155	521	40	693	150	414	1,524	1,220	6,364
Liabilities	(42)	—	—	(1,674)	—	—	—	(66)	—	(1,782)
As at 31 December 2021	1,605	155	521	(1,634)	693	150	414	1,458	1,220	4,582

Assets	1,338	119	—	38	501	128	344	1,458	523	4,449
Liabilities	(31)	(18)	(181)	(640)	—	—	—	(312)	—	(1,182)
As at 1 January 2020	1,307	101	(181)	(602)	501	128	344	1,146	523	3,267
Income statement	129	—	—	6	156	22	20	134	215	682
Other comprehensive income and reserves	—	(137)	(377)	(191)	—	—	5	238	—	(462)
Other movements	(12)	(2)	(8)	4	9	(7)	(6)	(33)	(3)	(58)
	1,424	(38)	(566)	(783)	666	143	363	1,485	735	3,429
Assets	1,465	—	—	43	666	143	363	1,564	735	4,979
Liabilities	(41)	(38)	(566)	(826)	—	—	—	(79)	—	(1,550)
As at 31 December 2020	1,424	(38)	(566)	(783)	666	143	363	1,485	735	3,429